ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,360	$ 3,216
Loans and notes payable	2,765	963
Derivative liabilities	356	977
Deferred revenue	367	473
Lease liabilities	37	46
Other liabilities	10	66
Total accounts payable and other liabilities	$ 5,895	$ 5,741